Accounts Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2013
ACCOUNTS RECEIVABLE,NET [Abstract]
Accounts Receivable, Net
	December 31, 2013	December 31, 2012
Accounts receivable	$ 112,676	$ 111,657
Less: provision for doubtful receivables	(26,457)	(25,936)
Accounts receivables, net	$ 86,219	$ 85,721

Allowance for doubtfull receivables
Allowance for doubtful receivables	Balance at Beginning of Period	Charges to Costs and expenses	Amount Utilized	Balance at End of Period
Year ended December 31, 2011	$ (8,635)	$ (239)	$ —	$ (8,874)
Year ended December 31, 2012	$ (8,874)	$ (17,136)	$ 74	$ (25,936)
Year ended December 31, 2013	$ (25,936)	$ (630)	$ 109	$ (26,457)